Commitments and Contingencies (Details)					1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 17, 2023 USD ($) shares	Dec. 06, 2021 USD ($) $ / shares shares	Apr. 14, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item $ / shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Maximum number of demands for registration of securities | item						3	3
Underwriting discount			$ 100,000	$ 8,400,000
Deferred discount per Unit | $ / shares						$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable							$ 14,875,000
Deferred discount						$ 14,875,000
Deferred underwriting liability written off					$ 4,462,500		4,462,500
Issuance of forward purchase agreements								$ 770,000
Shares issued during period for services | shares	4,300,000
Maximum percentage of beneficiary shares owned	9.90%
Maximum borrowing capacity of related party promissory note	$ 10,000,000					300,000	$ 300,000
Maximum percentage of outstanding preferred stock	5.00%
Class A common stock
Commitments and Contingencies
Number of shares issued | shares	15,000,000
Forward Purchase Agreements | Maximum
Commitments and Contingencies
Number of shares issued | shares							120,000,000
Aggregate purchase price						$ 120,000,000
Forward Purchase Agreements | Unsecured convertible notes
Commitments and Contingencies
Aggregate unsecured convertible notes		$ 80,000,000
Aggregate proceeds from issuance of convertible notes		80,000,000
Forward Purchase Agreements | Unsecured convertible notes | Maximum
Commitments and Contingencies
Aggregate unsecured convertible notes		80,000,000
Aggregate proceeds from issuance of convertible notes		$ 80,000,000
Over-allotment option
Commitments and Contingencies
Underwriters options period				45 days
Number of units issued | shares			500,000	6,300,000
Deferred underwriting liability written off					$ 4,462,500
Price per share | $ / shares			$ 10.00
Forward Purchase Securities | Forward Purchase Agreements
Commitments and Contingencies
Price per share | $ / shares		$ 10.00
Number of shares in a forward purchase securities | shares		1
Number of warrants in a forward purchase securities | shares		1
Number of shares issuable per warrant | shares		1
Exercise price of warrants | $ / shares		$ 11.50
Forward Purchase Securities | Forward Purchase Agreements | Class A common stock
Commitments and Contingencies
Number of shares in a forward purchase securities | shares		1
Number of warrants in a forward purchase securities | shares		1
Forward Purchase Securities | Forward Purchase Agreements | Maximum
Commitments and Contingencies
Number of shares issued | shares		4,000,000
Aggregate purchase price		$ 40,000,000
Issuance of forward purchase agreements		$ 40,000,000